INCOME TAXES - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [Abstract]
Effective income tax rate	1.70%	203.00%	6.40%	97.00%